Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at the beginning of the year	$ 7,594	$ 3,539	$ 1,912
Increases related to current year positions	580	474	476
Increases (decreases) related to prior year positions	(7)	3,581	1,151
Expiration of unrecognized tax benefits	0	0	0
Gross unrecognized tax benefits at the end of the year	$ 8,167	$ 7,594	$ 3,539